Disposals and scrapping (Details) R in Millions, $ in Millions				1 Months Ended	12 Months Ended
	Jul. 01, 2020 ZAR (R)	Sep. 30, 2019 ZAR (R)	Mar. 14, 2018 ZAR (R)	Dec. 31, 2019 ZAR (R)	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 ZAR (R)
Disposal and scrapping
Property, plant and equipment					R 776		R 708	R 591
Assets under construction					655		852	1,200
Goodwill and other intangible assets					179		112	147
Equity accounted investments					437			1,525
Assets in disposal groups held for sale					2,563		94	215
Trade and other receivables								339
Cash and cash equivalents								36
Liabilities in disposal group held for sale					(414)		(38)
Short-term provisions								(24)
Tax payable								(35)
Trade and other payables					175			(208)
Carrying value of disposals and scrapping before Non-controlling interest					4,371		1,728	3,786
Non-controlling interest								(51)
Carrying value of disposals and scrapping					4,371		1,728	3,735
Total consideration					4,285		567	2,425
Consideration received					4,285		567	2,316
Consideration from long-term supply agreement								109
Net loss on disposal before translation effects					(86)		(1,161)	(1,310)
Realisation of accumulated translation effects					801		52	482
Net profit (loss) on disposal					715		(1,109)	(828)
Cost
Disposal and scrapping
Property, plant and equipment					6,529		7,245	6,297
Goodwill and other intangible assets					276		336	319
Accumulated depreciation and impairment
Disposal and scrapping
Property, plant and equipment					(5,753)		(6,537)	(5,706)
Goodwill and other intangible assets					(97)		(224)	(172)
Base Chemicals - Investment in Sasol Huntsman GmbH & co KG
Disposal and scrapping
Consideration received					1,506
Realisation of accumulated translation effects		R 475
Net profit (loss) on disposal		R 936
Disposal of equity interest (as a percent)		50.00%
Base Chemicals - Explosives business
Disposal and scrapping
Consideration received					991
Net profit (loss) on disposal	R (46)
Disposal of equity interest (as a percent)	51.00%
Energy - Investment in Escravos GTL (EGTL)
Disposal and scrapping
Consideration received					875
Realisation of accumulated translation effects					268
Net profit (loss) on disposal					705
Performance Chemicals - Sasol Wilmar Alcohol Industries
Disposal and scrapping
Consideration received					235
Realisation of accumulated translation effects				R 56
Net profit (loss) on disposal				R 47
Performance Chemicals - Heat Transfer Fuels (HTF) business
Disposal and scrapping
Consideration received							271
Base Chemicals - Investment in Petronas Chemicals LDPE Sdn Bhd and Petronas Chemicals Olefins Sdn Bhd
Disposal and scrapping
Consideration received								1,918
Realisation of accumulated translation effects			R 494
Net profit (loss) on disposal			R 864
Energy - Property and mineral rights in US (Lake de Smet)
Disposal and scrapping
Consideration received								215
Other disposal and scrapping
Disposal and scrapping
Consideration received					R 678		296	R 183
LCCP
Disposal and scrapping
Carrying value of disposals and scrapping						$ 48	R 682